UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 49.5%
	BASIC MATERIALS – 3.1%
404	A Schulman, Inc.	$10,827
352	Albemarle Corp.	21,828
309	AMCOL International Corp.	10,840
223	Clearwater Paper Corp.*1	10,909
294	Compass Minerals International, Inc.	22,226
313	Domtar Corp.1	21,757
219	Innophos Holdings, Inc.1	10,915
1,704	Intrepid Potash, Inc.	21,777
109	Monsanto Co.1	10,767
258	Mosaic Co.1	10,601
79	NewMarket Corp.	21,532
350	OM Group, Inc.*1	10,804
62	Sherwin-Williams Co.1	10,799
130	Sigma-Aldrich Corp.1	10,863
		206,445

	COMMUNICATIONS – 5.4%
319	AMC Networks, Inc. - Class A*	21,775
593	AOL, Inc.	21,846
724	ARRIS Group, Inc.*	10,889
309	AT&T, Inc.	10,898
542	Blucora, Inc.*	10,840
580	Cablevision Systems Corp. - Class A	10,840
711	CalAmp Corp.*	10,914
303	CenturyLink, Inc.	10,863
242	Comcast Corp. - Class A	10,909
290	Dealertrack Technologies, Inc.*	10,846
171	DIRECTV*1	10,819
211	eBay, Inc.*	10,907
121	Equinix, Inc.*	21,701
653	EW Scripps Co. - Class A*	10,846
230	Expedia, Inc.	10,840
12	Google, Inc. - Cl. A*1	10,651
779	Ixia*	10,828
743	JDS Uniphase Corp.*	10,900
506	Lamar Advertising Co. - Class A*	21,925
172	OpenTable, Inc.*1	10,953
469	Plantronics, Inc.	21,804
12	priceline.com, Inc.*	10,508
153	Scripps Networks Interactive, Inc. - Class A	10,828
274	Stamps.com, Inc.*	10,922
888	ValueClick, Inc.*	21,703
150	Viacom, Inc. - Class B	10,916

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
168	Walt Disney Co.	$10,861
		358,532

	CONSUMER, CYCLICAL – 7.3%
264	Advance Auto Parts, Inc.	21,777
142	Bed Bath & Beyond, Inc.*	10,859
305	BJ's Restaurants, Inc.*	10,870
427	Bob Evans Farms, Inc.	21,700
457	Brown Shoe Co., Inc.	10,863
305	Carter's, Inc.	21,753
165	Casey's General Stores, Inc.	10,928
260	Cash America International, Inc.1	10,920
201	Children's Place Retail Stores, Inc.*	10,862
111	Cracker Barrel Old Country Store, Inc.	10,867
801	Crocs, Inc.*1	10,950
221	Darden Restaurants, Inc.1	10,840
438	Francesca's Holdings Corp.*	10,889
154	Genesco, Inc.*1	10,838
132	Genuine Parts Co.1	10,823
138	Home Depot, Inc.	10,906
309	iRobot Corp.*	10,803
270	Jack in the Box, Inc.*	10,824
266	JoS. A. Bank Clothiers, Inc.*1	10,869
525	La-Z-Boy, Inc.	10,883
224	Macy's, Inc.	10,828
260	Mattel, Inc.	10,928
173	NIKE, Inc. - Class B	10,885
178	Nordstrom, Inc.	10,901
616	Owens & Minor, Inc.	22,151
131	Panera Bread Co. - Class A*	21,883
163	Papa John's International, Inc.*	10,898
655	PulteGroup, Inc.*1	10,893
191	Red Robin Gourmet Burgers, Inc.*1	10,864
911	Ruth's Hospitality Group, Inc.	10,896
473	Select Comfort Corp.*	10,808
702	Sonic Corp.*	10,790
315	Standard Motor Products, Inc.	10,833
152	Target Corp.1	10,830
441	Texas Roadhouse, Inc.	10,778
630	Titan International, Inc.	10,861
111	UniFirst Corp.1	10,880
217	Walgreen Co.1	10,904
392	Zumiez, Inc.*1	10,807
		478,642

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL – 8.4%
310	Altria Group, Inc.	$10,869
275	American Public Education, Inc.*	10,865
737	AMN Healthcare Services, Inc.*	10,893
279	Amsurg Corp.*	10,912
312	B&G Foods, Inc.	10,870
49	Biogen Idec, Inc.*	10,688
149	Brown-Forman Corp. - Class B1	10,804
271	Coca-Cola Co.1	10,862
726	DeVry, Inc.	21,838
233	Dr. Pepper Snapple Group, Inc.	10,890
166	Estee Lauder Cos., Inc. - Class A1	10,898
949	Flowers Foods, Inc.	21,789
469	Global Payments, Inc.	21,719
1,638	Health Management Associates, Inc. - Class A*	22,080
441	Healthcare Services Group, Inc.	10,853
290	Heartland Payment Systems, Inc.	10,820
257	Helen of Troy Ltd.*	10,917
895	HMS Holdings Corp.*	21,650
151	ICU Medical, Inc.*1	10,825
328	Ingredion, Inc.1	22,042
335	Inter Parfums, Inc.1	11,048
28	Intuitive Surgical, Inc.*	10,864
217	IPC The Hospitalist Co., Inc.*1	10,930
164	Kellogg Co.	10,863
110	Kimberly-Clark Corp.	10,868
112	Laboratory Corp. of America Holdings*	10,835
446	LifePoint Hospitals, Inc.*	21,925
258	Lorillard, Inc.1	10,973
549	Luminex Corp.*	10,931
191	Magellan Health Services, Inc.*	10,916
288	MAXIMUS, Inc.1	10,832
152	McCormick & Co., Inc.	10,885
398	Medifast, Inc.*	10,881
179	Monster Beverage Corp.*	10,917
479	NuVasive, Inc.*	10,931
87	Perrigo Co.	10,822
320	Prestige Brands Holdings, Inc.*	10,851
187	Quest Diagnostics, Inc.1	10,904
495	Strayer Education, Inc.1	21,909
316	Sysco Corp.	10,905
189	WD-40 Co.	10,869
148	West Pharmaceutical Services, Inc.	10,917

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
365	Zoetis, Inc.	$10,881
		555,741

	ENERGY – 7.1%
122	Anadarko Petroleum Corp.	10,799
134	Apache Corp.1	10,754
415	Approach Resources, Inc.*1	10,993
388	Atwood Oceanics, Inc.*1	21,860
230	Baker Hughes, Inc.	10,909
941	Basic Energy Services, Inc.*1	10,765
962	Bill Barrett Corp.*1	21,568
565	C&J Energy Services, Inc.*1	10,933
344	Carrizo Oil & Gas, Inc.*	10,894
86	Chevron Corp.1	10,827
682	Cloud Peak Energy, Inc.*1	10,932
652	Comstock Resources, Inc.1	10,934
167	ConocoPhillips1	10,832
622	Denbury Resources, Inc.*1	10,885
198	Devon Energy Corp.1	10,892
364	Energen Corp.1	21,800
190	Ensco PLC - ADR	10,895
74	EOG Resources, Inc.1	10,766
116	Exxon Mobil Corp.	10,875
860	Helix Energy Solutions Group, Inc.*1	21,818
173	Helmerich & Payne, Inc.	10,934
298	Marathon Oil Corp.	10,835
441	Newfield Exploration Co.*	10,849
286	Noble Corp.	10,925
174	Noble Energy, Inc.	10,873
827	Northern Oil and Gas, Inc.*1	10,925
1,105	Patterson-UTI Energy, Inc.1	21,846
197	PDC Energy, Inc.*	10,865
178	Phillips 661	10,947
70	Pioneer Natural Resources Co.	10,833
474	Rosetta Resources, Inc.*1	21,619
123	SEACOR Holdings, Inc.	10,770
280	Southwestern Energy Co.*1	10,861
444	Stone Energy Corp.*1	10,816
854	Swift Energy Co.*1	10,880
480	Unit Corp.*1	21,638
		467,347

	FINANCIAL – 2.3%
153	American Tower Corp. - REIT1	10,831
492	Arthur J. Gallagher & Co.	21,835

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
750	Federated Investors, Inc. - Class B	$21,772
227	Financial Engines, Inc.	10,837
313	Geo Group, Inc. - REIT1	10,867
282	LTC Properties, Inc. - REIT	10,905
684	Omega Healthcare Investors, Inc. - REIT	21,772
199	Outerwall, Inc.*	10,995
68	Public Storage - REIT	10,827
144	T. Rowe Price Group, Inc.	10,835
58	Virtus Investment Partners, Inc.*	10,817
		152,293

	INDUSTRIAL – 10.1%
505	AAON, Inc.	10,893
452	AAR Corp.	10,956
478	Aegion Corp.*	10,908
243	Agilent Technologies, Inc.1	10,869
312	Albany International Corp. - Class A	10,767
138	Amphenol Corp. - Class A	10,841
499	Arkansas Best Corp.	10,828
244	Atlas Air Worldwide Holdings, Inc.*1	10,892
243	Ball Corp.1	10,884
526	Briggs & Stratton Corp.1	10,652
159	Bristow Group, Inc.	10,814
182	C.H. Robinson Worldwide, Inc.1	10,851
131	Caterpillar, Inc.	10,861
358	Crane Co.	21,802
438	CSX Corp.1	10,867
161	Danaher Corp.	10,842
534	Darling International, Inc.*1	10,840
605	Donaldson Co., Inc.	21,931
265	Drew Industries, Inc.1	10,820
321	Eagle Materials, Inc.	21,661
205	EnerSys	10,849
192	EnPro Industries, Inc.*	10,911
1,478	Exelis, Inc.	21,845
102	FedEx Corp.	10,812
140	FEI Co.	10,843
298	Forward Air Corp.	10,898
101	Kansas City Southern1	10,883
346	Leggett & Platt, Inc.1	10,868
144	Lindsay Corp.1	10,814
136	Littelfuse, Inc.	10,879
1,347	Louisiana-Pacific Corp.*	21,902
363	Molex, Inc.1	10,828

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
299	Movado Group, Inc.	$10,908
199	Mueller Industries, Inc.1	10,923
775	National Instruments Corp.	21,847
301	Nordson Corp.	21,720
149	Norfolk Southern Corp.	10,901
156	Pall Corp.1	10,914
322	Republic Services, Inc.	10,919
470	Rofin-Sinar Technologies, Inc.*	10,862
86	Roper Industries, Inc.	10,833
176	Ryder System, Inc.	10,884
94	Stericycle, Inc.*	10,898
210	Tennant Co.1	10,836
464	Tetra Tech, Inc.*	10,950
313	Tyco International Ltd.	10,896
68	Union Pacific Corp.	10,784
506	Waste Connections, Inc.	21,890
207	Watts Water Technologies, Inc. - Class A	10,822
906	Werner Enterprises, Inc.	21,798
532	Woodward, Inc.	21,769
		663,465

	TECHNOLOGY – 5.6%
146	Accenture PLC - Cl. A	10,776
230	Adobe Systems, Inc.*	10,875
669	Applied Materials, Inc.1	10,911
438	ATMI, Inc.*	10,884
309	Blackbaud, Inc.	10,843
396	Broadcom Corp. - Class A1	10,918
1,492	Cadence Design Systems, Inc.*	21,753
105	Dun & Bradstreet Corp.	10,881
1,739	Fairchild Semiconductor International, Inc.*	21,946
423	Hewlett-Packard Co.	10,863
170	Intuit, Inc.	10,866
186	KLA-Tencor Corp.	10,905
276	Microchip Technology, Inc.	10,968
827	Micron Technology, Inc.*	10,958
343	Microsoft Corp.	10,918
446	Monotype Imaging Holdings, Inc.	10,940
621	MSCI, Inc.*1	21,766
171	MTS Systems Corp.	10,782
198	SanDisk Corp.*	10,914
266	Seagate Technology PLC	10,882
724	Semtech Corp.*	21,901
558	Silicon Laboratories, Inc.*	21,796

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
617	SolarWinds, Inc.*1	$21,897
276	Synaptics, Inc.*	11,040
663	Teradyne, Inc.*	10,933
145	Tyler Technologies, Inc.*	10,820
374	Ultratech, Inc.*	10,928
169	Western Digital Corp.	10,880
		370,744

	UTILITIES – 0.2%
288	El Paso Electric Co.1	10,878

	TOTAL COMMON STOCKS (Cost $3,270,951)	3,264,087

	EXCHANGE-TRADED FUNDS – 5.6%
2,150	iShares iBoxx $High Yield Corporate Bond Fund	199,907
4,100	SPDR Barclays High Yield Bond ETF	165,066

	TOTAL EXCHANGE-TRADED FUNDS (Cost $361,279)	364,973

	SHORT-TERM INVESTMENTS – 38.3%
2,527,925	Fidelity Institutional Money Market Fund, 0.07%2	2,527,925

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,527,925)	2,527,925

	TOTAL INVESTMENTS – 93.4% (Cost $6,160,155)	6,156,985
	Other Assets in Excess of Liabilities – 6.6%	437,383

	TOTAL NET ASSETS – 100.0%	$6,594,368

	SECURITIES SOLD SHORT – (49.5)%
	EXCHANGE-TRADED FUNDS – (49.5)%
(10,494)	iShares Russell 2000 Index Fund	(1,087,913)
(6,462)	SPDR S&P 500 ETF Trust	(1,089,881)
(4,864)	SPDR S&P MidCap 400 ETF Trust	(1,089,439)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,852,018)	$(3,267,233)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 88.9%
	BASIC MATERIALS – 5.6%
277	A Schulman, Inc.	$7,424
241	Albemarle Corp.	14,944
212	AMCOL International Corp.	7,437
153	Clearwater Paper Corp.*1	7,485
201	Compass Minerals International, Inc.	15,195
215	Domtar Corp.1	14,945
150	Innophos Holdings, Inc.1	7,476
1,170	Intrepid Potash, Inc.	14,953
75	Monsanto Co.1	7,408
177	Mosaic Co.1	7,273
54	NewMarket Corp.	14,718
240	OM Group, Inc.*1	7,409
42	Sherwin-Williams Co.1	7,315
89	Sigma-Aldrich Corp.1	7,437
		141,419

	COMMUNICATIONS – 9.8%
218	AMC Networks, Inc. - Class A*	14,881
406	AOL, Inc.	14,957
497	ARRIS Group, Inc.*	7,475
212	AT&T, Inc.	7,477
371	Blucora, Inc.*	7,420
397	Cablevision Systems Corp. - Class A	7,420
488	CalAmp Corp.*	7,491
208	CenturyLink, Inc.	7,457
166	Comcast Corp. - Class A	7,483
199	Dealertrack Technologies, Inc.*	7,443
117	DIRECTV*1	7,403
144	eBay, Inc.*	7,443
83	Equinix, Inc.*	14,886
448	EW Scripps Co. - Class A*	7,441
158	Expedia, Inc.	7,447
8	Google, Inc. - Class A*1	7,101
535	Ixia*	7,436
509	JDS Uniphase Corp.*	7,467
347	Lamar Advertising Co. - Class A*	15,035
118	OpenTable, Inc.*1	7,514
322	Plantronics, Inc.	14,970
8	priceline.com, Inc.*	7,005
105	Scripps Networks Interactive, Inc. - Class A	7,431
188	Stamps.com, Inc.*	7,494
609	ValueClick, Inc.*	14,884
103	Viacom, Inc. - Class B	7,495

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
115	Walt Disney Co.	$7,435
		245,391

	CONSUMER, CYCLICAL – 13.0%
181	Advance Auto Parts, Inc.1	14,931
97	Bed Bath & Beyond, Inc.*	7,418
208	BJ's Restaurants, Inc.*	7,413
294	Bob Evans Farms, Inc.	14,941
313	Brown Shoe Co., Inc.	7,440
209	Carter's, Inc.	14,906
113	Casey's General Stores, Inc.	7,484
178	Cash America International, Inc.1	7,476
138	Children's Place Retail Stores, Inc.*	7,458
76	Cracker Barrel Old Country Store, Inc.	7,440
548	Crocs, Inc.*1	7,491
152	Darden Restaurants, Inc.1	7,456
300	Francesca's Holdings Corp.*	7,458
106	Genesco, Inc.*1	7,460
91	Genuine Parts Co.1	7,461
94	Home Depot, Inc.	7,429
212	iRobot Corp.*	7,412
186	Jack in the Box, Inc.*	7,457
182	JoS. A. Bank Clothiers, Inc.*1	7,437
360	La-Z-Boy, Inc.	7,463
154	Macy's, Inc.	7,444
179	Mattel, Inc.	7,523
118	NIKE, Inc. - Class B	7,425
122	Nordstrom, Inc.	7,471
423	Owens & Minor, Inc.	15,211
90	Panera Bread Co. - Class A*	15,035
112	Papa John's International, Inc.*	7,488
448	PulteGroup, Inc.*1	7,450
131	Red Robin Gourmet Burgers, Inc.*1	7,451
625	Ruth's Hospitality Group, Inc.	7,475
325	Select Comfort Corp.*	7,426
482	Sonic Corp.*	7,408
216	Standard Motor Products, Inc.	7,428
104	Target Corp.1	7,410
303	Texas Roadhouse, Inc.	7,405
431	Titan International, Inc.	7,430
76	UniFirst Corp.1	7,450
149	Walgreen Co.1	7,487
268	Zumiez, Inc.*1	7,389
		328,237

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL – 15.2%
213	Altria Group, Inc.	$7,468
189	American Public Education, Inc.*	7,467
506	AMN Healthcare Services, Inc.*	7,479
191	Amsurg Corp.*	7,470
214	B&G Foods, Inc.	7,456
34	Biogen Idec, Inc.*	7,416
102	Brown-Forman Corp. - Class B1	7,396
186	Coca-Cola Co.1	7,455
498	DeVry, Inc.	14,980
160	Dr. Pepper Snapple Group, Inc.	7,478
113	Estee Lauder Cos., Inc. - Class A1	7,418
651	Flowers Foods, Inc.	14,947
322	Global Payments, Inc.	14,912
1,124	Health Management Associates, Inc. - Class A*	15,151
302	Healthcare Services Group, Inc.	7,432
199	Heartland Payment Systems, Inc.	7,425
176	Helen of Troy Ltd.*	7,476
614	HMS Holdings Corp.*	14,853
104	ICU Medical, Inc.*1	7,456
225	Ingredion, Inc.1	15,120
230	Inter Parfums, Inc.1	7,585
19	Intuitive Surgical, Inc.*	7,372
148	IPC The Hospitalist Co., Inc.*1	7,455
113	Kellogg Co.	7,485
75	Kimberly-Clark Corp.	7,410
77	Laboratory Corp. of America Holdings*	7,449
306	LifePoint Hospitals, Inc.*	15,043
177	Lorillard, Inc.1	7,528
376	Luminex Corp.*	7,486
131	Magellan Health Services, Inc.*	7,487
197	MAXIMUS, Inc.1	7,409
104	McCormick & Co., Inc.	7,447
273	Medifast, Inc.*	7,464
122	Monster Beverage Corp.*	7,441
328	NuVasive, Inc.*	7,485
60	Perrigo Co.	7,463
219	Prestige Brands Holdings, Inc.*	7,426
128	Quest Diagnostics, Inc.1	7,464
341	Strayer Education, Inc.1	15,093
217	Sysco Corp.	7,489
129	WD-40 Co.	7,419
102	West Pharmaceutical Services, Inc.	7,524

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
251	Zoetis, Inc.	$7,482
		381,161

	ENERGY – 12.7%
84	Anadarko Petroleum Corp.	7,436
92	Apache Corp.1	7,383
284	Approach Resources, Inc.*1	7,523
266	Atwood Oceanics, Inc.*1	14,986
158	Baker Hughes, Inc.	7,494
646	Basic Energy Services, Inc.*1	7,390
661	Bill Barrett Corp.*1	14,820
387	C&J Energy Services, Inc.*1	7,488
235	Carrizo Oil & Gas, Inc.*	7,442
59	Chevron Corp.1	7,428
468	Cloud Peak Energy, Inc.*1	7,502
448	Comstock Resources, Inc.1	7,513
114	ConocoPhillips1	7,394
427	Denbury Resources, Inc.*1	7,473
135	Devon Energy Corp.1	7,426
250	Energen Corp.1	14,973
130	Ensco PLC - ADR	7,454
51	EOG Resources, Inc.1	7,420
80	Exxon Mobil Corp.	7,500
590	Helix Energy Solutions Group, Inc.*1	14,968
118	Helmerich & Payne, Inc.	7,458
205	Marathon Oil Corp.	7,454
303	Newfield Exploration Co.*	7,454
196	Noble Corp.	7,487
119	Noble Energy, Inc.	7,436
566	Northern Oil and Gas, Inc.*1	7,477
758	Patterson-UTI Energy, Inc.1	14,986
135	PDC Energy, Inc.*	7,445
122	Phillips 661	7,503
48	Pioneer Natural Resources Co.	7,428
325	Rosetta Resources, Inc.*1	14,823
85	SEACOR Holdings, Inc.	7,443
192	Southwestern Energy Co.*1	7,448
304	Stone Energy Corp.*1	7,405
586	Swift Energy Co.*1	7,466
329	Unit Corp.*1	14,831
		320,557

	FINANCIAL – 4.1%
104	American Tower Corp. – REIT1	7,362
337	Arthur J. Gallagher & Co.	14,956

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
515	Federated Investors, Inc. - Class B	$14,951
156	Financial Engines, Inc.	7,447
214	Geo Group, Inc. – REIT1	7,430
192	LTC Properties, Inc. – REIT1	7,425
468	Omega Healthcare Investors, Inc. - REIT	14,896
136	Outerwall, Inc.*	7,514
46	Public Storage - REIT	7,324
99	T. Rowe Price Group, Inc.	7,449
40	Virtus Investment Partners, Inc.*	7,460
		104,214

	INDUSTRIAL – 18.1%
347	AAON, Inc.	7,485
309	AAR Corp.	7,490
327	Aegion Corp.*	7,462
167	Agilent Technologies, Inc.1	7,470
213	Albany International Corp. - Class A	7,351
95	Amphenol Corp. - Class A	7,463
343	Arkansas Best Corp.	7,443
167	Atlas Air Worldwide Holdings, Inc.*1	7,455
166	Ball Corp.1	7,435
360	Briggs & Stratton Corp.1	7,290
109	Bristow Group, Inc.	7,413
125	C.H. Robinson Worldwide, Inc.1	7,453
90	Caterpillar, Inc.	7,462
245	Crane Co.	14,921
301	CSX Corp.1	7,468
110	Danaher Corp.	7,407
365	Darling International, Inc.*1	7,410
415	Donaldson Co., Inc.	15,044
182	Drew Industries, Inc.1	7,431
220	Eagle Materials, Inc.	14,846
140	EnerSys	7,409
131	EnPro Industries, Inc.*	7,445
1,013	Exelis, Inc.	14,972
70	FedEx Corp.	7,420
96	FEI Co.	7,435
204	Forward Air Corp.	7,460
69	Kansas City Southern1	7,435
237	Leggett & Platt, Inc.1	7,444
99	Lindsay Corp.1	7,435
93	Littelfuse, Inc.	7,439
922	Louisiana-Pacific Corp.*	14,992
249	Molex, Inc.1	7,428

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
205	Movado Group, Inc.	$7,478
136	Mueller Industries, Inc.1	7,465
533	National Instruments Corp.	15,025
206	Nordson Corp.	14,865
102	Norfolk Southern Corp.	7,462
107	Pall Corp.	7,486
221	Republic Services, Inc.	7,494
322	Rofin-Sinar Technologies, Inc.*	7,441
59	Roper Industries, Inc.	7,432
121	Ryder System, Inc.	7,483
64	Stericycle, Inc.*	7,420
144	Tennant Co.1	7,430
319	Tetra Tech, Inc.*	7,528
215	Tyco International Ltd.	7,484
46	Union Pacific Corp.	7,295
348	Waste Connections, Inc.	15,054
142	Watts Water Technologies, Inc. - Class A	7,424
622	Werner Enterprises, Inc.	14,965
365	Woodward, Inc.	14,936
		454,680

	TECHNOLOGY – 10.1%
100	Accenture PLC - Class A	7,381
158	Adobe Systems, Inc.*	7,470
459	Applied Materials, Inc.1	7,486
299	ATMI, Inc.*	7,430
212	Blackbaud, Inc.	7,439
271	Broadcom Corp. - Class A1	7,472
1,024	Cadence Design Systems, Inc.*	14,930
72	Dun & Bradstreet Corp.	7,461
1,194	Fairchild Semiconductor International, Inc.*	15,068
290	Hewlett-Packard Co.	7,447
117	Intuit, Inc.	7,479
127	KLA-Tencor Corp.1	7,446
189	Microchip Technology, Inc.	7,511
568	Micron Technology, Inc.*	7,526
235	Microsoft Corp.	7,480
305	Monotype Imaging Holdings, Inc.	7,482
426	MSCI, Inc.*1	14,931
117	MTS Systems Corp.	7,377
136	SanDisk Corp.*	7,496
182	Seagate Technology PLC	7,446
496	Semtech Corp.*	15,004
383	Silicon Laboratories, Inc.*	14,960

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
424	SolarWinds, Inc.*1	$15,048
189	Synaptics, Inc.*	7,560
454	Teradyne, Inc.*	7,487
99	Tyler Technologies, Inc.*	7,387
256	Ultratech, Inc.*	7,480
116	Western Digital Corp.	7,468
		254,152

	UTILITIES – 0.3%
198	El Paso Electric Co.1	7,478

	TOTAL COMMON STOCKS (Cost $2,250,532)	2,237,289

	SHORT-TERM INVESTMENTS – 3.9%
97,023	Fidelity Institutional Money Market Fund, 0.07%2	97,023

	TOTAL SHORT-TERM INVESTMENTS (Cost $97,023)	97,023

	TOTAL INVESTMENTS – 92.8% (Cost $2,347,555)	2,334,312
	Other Assets in Excess of Liabilities – 7.2%	182,437

	TOTAL NET ASSETS – 100.0%	$2,516,749

	SECURITIES SOLD SHORT – (49.5)%
	EXCHANGE-TRADED FUNDS – (49.5)%
(3,996)	iShares Russell 2000 Index Fund	(414,265)
(2,462)	SPDR S&P 500 ETF Trust	(415,241)
(1,853)	SPDR S&P MidCap 400 ETF Trust	(415,035)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,185,182)	$(1,244,541)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 46.6%
104,797	iShares 0-5 Year TIPS Bond ETF1	$10,620,128
200,633	iShares 1-3 Year Credit Bond ETF	21,114,617
656,540	iShares 1-3 Year Treasury Bond ETF	55,398,845
109,781	iShares MBS ETF	11,531,397
92,000	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	4,886,120
461,220	PIMCO Enhanced Short Maturity Exchange-Traded Fund	46,767,708

	TOTAL EXCHANGE-TRADED FUNDS (Cost $150,920,991)	150,318,815

	SHORT-TERM INVESTMENTS – 53.0%
170,942,650	Fidelity Institutional Money Market Fund, 0.07%2	170,942,650

	TOTAL SHORT-TERM INVESTMENTS (Cost $170,942,650)	170,942,650

	TOTAL INVESTMENTS – 99.6% (Cost $321,863,641)	321,261,465
	Other Assets in Excess of Liabilities – 0.4%	1,295,723

	TOTAL NET ASSETS – 100.0%	$322,557,188

ETF – Exchange-Traded Fund
MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund (“Absolute Alpha” or “Absolute Alpha Fund”), 361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2013 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Absolute Alpha Fund had the following futures contracts open at July 31, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)
13	NASDAQ 100 E-Mini Index	September 2013	$798,251	$801,580	$3,329

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2013 (Unaudited)

The Long/Short Equity Fund had the following futures contracts open at July 31, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)
12	NASDAQ 100 E-Mini Index	September 2013	$736,847	$733,774	$(3,073)
					$(3,073)

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Note 3 – Federal Income Taxes
At July 31, 2013, the cost of investments and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$6,167,428	$2,350,251	$321,863,641

Gross unrealized appreciation	$31,620	$16,423	$108,292
Gross unrealized depreciation	(42,063)	(32,362)	(710,468)
Net unrealized appreciation (depreciation) on investments and securities sold short	$(10,443)	$(15,939)	$(602,176)

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2013 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ assets carried at fair value:

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2013 (Unaudited)

Absolute Alpha:
	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$3,264,087	$-	$-	$3,264,087
Exchange-Traded Funds	364,973	-	-	364,973
Short-Term Investments	2,527,925	-	-	2,527,925
Total	$6,156,985	$-	$-	$6,156,985

Liabilities
Securities Sold Short
Exchange-Traded Funds	$3,267,233	$-	$-	$3,267,233

Other Financial Instruments2
Futures Contracts	$3,329	$-	$-	$3,329

Long/Short Equity:
	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$2,237,289	$-	$-	$2,237,289
Short-Term Investments	97,023	-	-	97,023
Total	$2,334,312	$-	$-	$2,334,312

Liabilities
Securities Sold Short
Exchange-Traded Funds	$1,244,541	$-	$-	$1,244,541
Other Financial Instruments2
Futures Contracts	$3,073	$-	$-	$3,073

Managed Futures Strategy:
	Level 1	Level 2	Level 3*	Total
Assets Investments
Exchange-Traded Funds	$150,318,815	$-	$-	$150,318,815
Short-Term Investments	170,942,650	-	-	170,942,650
Total Investments	$321,261,465	$-	$-	$321,261,465

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contract and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/30/13

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/30/13